Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aluminum — 1.3%
Century Aluminum Co.(a)	6,231	$46,826
Kaiser Aluminum Corp.	389	43,136

		89,962

Building Products — 7.1%
Advanced Drainage Systems Inc.	1,121	43,540
Apogee Enterprises Inc.	1,125	36,562
Armstrong World Industries Inc.	456	42,850
Builders FirstSource Inc.(a)	1,709	43,426
Continental Building Products Inc.(a)	1,182	43,060
Cornerstone Building Brands Inc.(a)	5,805	49,401
Gibraltar Industries Inc.(a)	797	40,201
Insteel Industries Inc.(b)	1,922	41,304
Owens Corning	651	42,393
Simpson Manufacturing Co. Inc.	532	42,682
Trex Co. Inc.(a)	498	44,760
Universal Forest Products Inc.	880	41,976

		512,155

Commodity Chemicals — 4.3%
AdvanSix Inc.(a)	2,129	42,495
Hawkins Inc.	1,008	46,176
Koppers Holdings Inc.(a)	1,160	44,335
LyondellBasell Industries NV, Class A	464	43,839
Olin Corp.	2,511	43,315
Tredegar Corp.	1,932	43,180
Westlake Chemical Corp.	627	43,984

		307,324

Construction & Engineering — 9.9%
AECOM(a)	1,026	44,251
Aegion Corp.(a)	2,007	44,897
Argan Inc.	1,236	49,613
EMCOR Group Inc.	495	42,718
Fluor Corp.	2,619	49,447
Granite Construction Inc.	1,707	47,233
Great Lakes Dredge & Dock Corp.(a)	3,851	43,632
Jacobs Engineering Group Inc.	509	45,723
MasTec Inc.(a)(b)	692	44,399
MYR Group Inc.(a)	1,286	41,911
NV5 Global Inc.(a)	944	47,625
Primoris Services Corp.	1,936	43,057
Quanta Services Inc.	1,068	43,478
Sterling Construction Co. Inc.(a)(b)	3,042	42,831
Tutor Perini Corp.(a)	2,872	36,934
Valmont Industries Inc.	302	45,233

		712,982

Construction Machinery & Heavy Trucks — 3.2%
Astec Industries Inc.	1,115	46,830
Greenbrier Companies Inc. (The)	1,503	48,742
Oshkosh Corp.	473	44,770
Terex Corp.	1,492	44,432
Trinity Industries Inc.	2,034	45,053

		229,827

Construction Materials — 3.1%
Eagle Materials Inc.	467	42,338
Martin Marietta Materials Inc.	158	44,183
Summit Materials Inc., Class A(a)(b)	1,878	44,884
U.S. Concrete Inc.(a)	1,086	45,243

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	301	$43,341

		219,989

Distributors — 0.6%
Pool Corp.	204	43,326

Diversified Chemicals — 0.6%
Eastman Chemical Co.	558	44,227

Diversified Metals & Mining — 0.7%
Compass Minerals International Inc.	778	47,427

Electric Utilities — 17.9%
Alliant Energy Corp.	972	53,188
American Electric Power Co. Inc.	559	52,831
Avangrid Inc.	1,056	54,025
Duke Energy Corp.	575	52,446
Edison International	724	54,597
El Paso Electric Co.	765	51,936
Entergy Corp.	437	52,353
Evergy Inc.	819	53,309
Eversource Energy	636	54,104
Exelon Corp.	1,151	52,474
FirstEnergy Corp.	1,067	51,856
Hawaiian Electric Industries Inc.	1,163	54,498
IDACORP Inc.	494	52,759
MGE Energy Inc.	667	52,573
NextEra Energy Inc.	220	53,275
OGE Energy Corp.	1,201	53,408
Otter Tail Corp.	1,040	53,342
PG&E Corp.(a)	5,351	58,165
Pinnacle West Capital Corp.	599	53,868
PNM Resources Inc.	1,059	53,702
Portland General Electric Co.	933	52,052
PPL Corp.	1,502	53,892
Southern Co. (The)	831	52,935
Xcel Energy Inc.	833	52,887

		1,280,475

Environmental & Facilities Services — 1.2%
Team Inc.(a)	2,684	42,864
Tetra Tech Inc.	496	42,735

		85,599

Forest Products — 1.2%
Boise Cascade Co.	1,129	41,243
Louisiana-Pacific Corp.	1,502	44,564

		85,807

Gas Utilities — 6.8%
Atmos Energy Corp.	485	54,252
Chesapeake Utilities Corp.	555	53,186
National Fuel Gas Co.	1,144	53,242
New Jersey Resources Corp.	1,209	53,885
Northwest Natural Holding Co.	757	55,814
ONE Gas Inc.	580	54,270
South Jersey Industries Inc.	1,666	54,945
Southwest Gas Holdings Inc.	687	52,191
Spire Inc.	649	54,068

		485,853

Home Furnishings — 0.6%
Leggett & Platt Inc.	815	41,426

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power Producers & Energy Traders — 1.4%
NRG Energy Inc.	1,342	$53,344
Vistra Energy Corp.	2,144	49,291

		102,635

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	272	44,021

Industrial Machinery — 2.5%
Columbus McKinnon Corp./NY	1,029	41,191
EnPro Industries Inc.	675	45,144
Mueller Industries Inc.	1,329	42,196
NN Inc.	5,409	50,033

		178,564

Multi-Utilities — 11.0%
Ameren Corp.	687	52,762
Avista Corp.	1,090	52,418
Black Hills Corp.	673	52,857
CenterPoint Energy Inc.	2,064	56,285
CMS Energy Corp.	840	52,786
Consolidated Edison Inc.	595	53,830
Dominion Energy Inc.	637	52,756
DTE Energy Co.	412	53,507
MDU Resources Group Inc.	1,476	43,852
NiSource Inc.	1,927	53,648
NorthWestern Corp.	720	51,602
Public Service Enterprise Group Inc.	881	52,023
Sempra Energy	354	53,624
Unitil Corp.	827	51,125
WEC Energy Group Inc.	580	53,493

		786,568

Oil & Gas Equipment & Services — 1.4%
Matrix Service Co.(a)	2,099	48,025
U.S. Silica Holdings Inc.	8,068	49,618

		97,643

Oil & Gas Storage & Transportation — 6.3%
Antero Midstream Corp.	11,501	87,293
EnLink Midstream LLC	11,578	70,973
Equitrans Midstream Corp.	5,441	72,692
Kinder Morgan Inc./DE	2,615	55,359
ONEOK Inc.	721	54,558
Targa Resources Corp.	1,441	58,836
Williams Companies Inc. (The)	2,306	54,698

		454,409

Railroads — 2.9%
CSX Corp.	725	52,461
Kansas City Southern	338	51,768
Norfolk Southern Corp.	270	52,415
Union Pacific Corp.	300	54,237

		210,881

Specialty Chemicals — 2.6%
Ingevity Corp.(a)	486	42,467
OMNOVA Solutions Inc.(a)	4,278	43,251
PolyOne Corp.	1,384	50,917
PQ Group Holdings Inc.(a)	2,767	47,537

		184,172

Security	Shares	Value

Steel — 6.4%
AK Steel Holding Corp.(a)	13,389	$44,050
Allegheny Technologies Inc.(a)	1,829	37,787
Carpenter Technology Corp.	807	40,173
Cleveland-Cliffs Inc.(b)	5,313	44,629
Commercial Metals Co.	1,945	43,315
Haynes International Inc.	1,158	41,433
Nucor Corp.	751	42,266
Reliance Steel & Aluminum Co.	360	43,114
Steel Dynamics Inc.	1,232	41,937
U.S. Steel Corp.(b)	3,102	35,394
Worthington Industries Inc.	1,098	46,314

		460,412

Trading Companies & Distributors — 1.2%
BMC Stock Holdings Inc.(a)	1,464	42,002
H&E Equipment Services Inc.	1,313	43,894

		85,896

Water Utilities — 5.0%
American States Water Co.	596	51,637
American Water Works Co. Inc.	421	51,720
Aqua America Inc.	1,140	53,512
Cadiz Inc.(a)(b)	4,506	49,656
California Water Service Group	995	51,302
Middlesex Water Co.	815	51,810
SJW Group	720	51,163

		360,800

Total Common Stocks — 99.8% (Cost: $6,207,560)		7,152,380

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	266,194	266,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	5,000	5,000

		271,300

Total Short-Term Investments — 3.8% (Cost: $271,292)		271,300

Total Investments in Securities — 103.6% (Cost: $6,478,852)		7,423,680

Other Assets, Less Liabilities — (3.6)%		(259,036)

Net Assets — 100.0%		$7,164,644

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,913	229,281	266,194	$266,300	$2,120	(a)	$(25)	$7
BlackRock Cash Funds: Treasury, SL Agency Shares	6,233	(1,233)	5,000	5,000	184		—	—

				$271,300	$2,304		$(25)	$7

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,152,380	$—	$—	$7,152,380
Money Market Funds	271,300	—	—	271,300

	$7,423,680	$—	$—	$7,423,680

3